Principal Accounting Policies (Investment in Affiliated Companies) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Impairment losses on equity method investments	$ 7,500,000	$ 5,600,000	0